Earnings Per Share (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Sep. 30, 2025
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Conversion of shares	23	43
Conversion of shares issued fair value per share				$ 1.5528
Preferred stock redemption amount	$ 220,000	$ 180,000	$ 180,000
Redemption of series B convertible preferred stock			$ (474,177)
Common Stock [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Conversion of shares issued fair value per share	$ 200	$ 200	$ 200
Common stock issued	$ 200,000
Preferred Stock [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Redemption of series B convertible preferred stock
Series B Convertible Preferred Stock [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Conversion of shares		244	244
Redemption of series B convertible preferred stock		$ 500,000	$ 500,000
Conversion of shares issued fair value per share	$ 589	$ 589	$ 589
Preferred stock redemption amount	$ 100,000	$ 300,000	$ 300,000
Redemption stock discount			200,000
Sale of stock price per share	$ 800
Series B Convertible Preferred Stock [Member] | Preferred Stock [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Redemption of series B convertible preferred stock	$ 200,000